High Income Securities Fund

August 26, 2021

FILED VIA EDGAR CORRESPONDENCE

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Jaea F. Hahn

Re:	High Income Securities Fund
Registration Statement on Form N-2
File Nos. 333-257397; 811-05133

Dear Ms. Hahn:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, High Income Securities Fund (the “Fund”) respectfully requests acceleration of the effective date of the Fund’s Registration Statement on Form N-2 (File Nos. 333-257397 and 811-05133) (the “Registration Statement”) so that such Registration Statement will be declared effective on August 31, 2021 or as soon thereafter as practicable. The Fund respectfully requests that you notify Jennifer Patt of Blank Rome LLP of such effectiveness by a telephone call to (212) 885-5277.

Should you have any questions regarding this request, please contact Mr. Westle at (212) 885-5239 or Jennifer Patt at (212) 885-5277.  Thank you for your continued attention to this matter.
Very truly yours,

High Income Securities Fund

By: /s/ Andrew Dakos
Name:            Andrew Dakos
Title:               President

cc:          Thomas R. Westle
Blank Rome LLP